Other current assets	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Other current assets
23.	Other current assets

	31 December 2018	31 December 2017
Receivables from the Ministry of Transport and Infrastructure of Turkey	415,524	143,669
Restricted cash	204,077	183,806
Advances given to suppliers	92,715	55,754
Receivables from tax office	83,392	93,917
Prepaid expenses	79,149	322,388
VAT receivable	65,123	38,934
Subscriber acquisition costs	—	138,177
Special communication tax to be collected from subscribers	—	38,318
Other	151,532	145,642

	1,091,512	1,160,605

As at 31 December 2018, restricted cash amounting to TL 204,077 represents the deposits as guarantees in connection with the foreign currency loans utilized by Turkcell Finansman.